Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments at fair value	$ 607,036,336	$ 555,806,579
Notes receivable from participants	1,659,616	1,768,795
Net assets available for benefits	608,695,952	557,575,374
LiveRamp Holdings, Inc. common stock
Investments, at fair value:
Total investments at fair value	17,231,876	19,929,295
Participant brokerage accounts
Investments, at fair value:
Total investments at fair value	6,128,245	4,917,298
Mutual funds
Investments, at fair value:
Total investments at fair value	258,771,289	238,908,653
Common collective trust funds
Investments, at fair value:
Total investments at fair value	$ 324,904,926	$ 292,051,333